Schedule of Investments (unaudited) April 30, 2021	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	33,637,397	$2,627,417,080

Total Investment Companies — 99.9% (Cost: $2,240,748,726)		2,627,417,080

Total Investments in Securities — 99.9% (Cost: $2,240,748,726)		2,627,417,080

Other Assets, Less Liabilities — 0.1%		3,465,766

Net Assets — 100.0%		$2,630,882,846

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$—	$—	$—	$—	—	$1,372	$—
iShares MSCI EAFE ETF	2,253,206,262	519,847,998	(693,285,623)	31,623,072	516,025,371	2,627,417,080	33,637,397	22,879,120	—

				$31,623,072	$516,025,371	$2,627,417,080		$22,880,492	$—

(a)	As of period end, the entity is no longer held.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	308,000	USD	236,203	BOA	05/05/21	$1,065
AUD	2,167,000	USD	1,652,939	CBA	05/05/21	16,416
AUD	1,500,000	USD	1,140,854	MS	05/05/21	14,675
CHF	227,695,000	USD	249,278,958	MS	05/05/21	51,126
DKK	3,470,000	USD	555,598	HSBC	05/05/21	5,408
DKK	500,000	USD	79,871	MS	05/05/21	965
EUR	6,438,000	USD	7,667,038	HSBC	05/05/21	73,192
EUR	931,000	USD	1,106,106	MS	05/05/21	13,210
GBP	2,441,000	USD	3,346,661	MS	05/05/21	24,481
HKD	6,606,000	USD	849,470	HSBC	05/05/21	972
ILS	248,000	USD	75,389	HSBC	05/05/21	958
ILS	64,000	USD	19,316	SSB	05/05/21	387
NOK	138,000	USD	16,140	HSBC	05/05/21	438
NOK	1,399,000	USD	164,746	SSB	05/05/21	3,323
NZD	12,000	USD	8,471	RBS	05/05/21	116
NZD	86,000	USD	60,566	SSB	05/05/21	975
SEK	7,313,000	USD	857,118	HSBC	05/05/21	6,743
SEK	1,048,000	USD	121,773	MS	05/05/21	2,024
SGD	50,000	USD	37,338	SSB	05/05/21	235
SGD	341,000	USD	254,322	TNTC	05/05/21	1,923

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	239,980	AUD	308,000	HSBC	05/05/21	$2,711
USD	359,154	AUD	463,000	MS	05/05/21	2,481
USD	357,357	AUD	463,000	SSB	05/05/21	683
USD	240,193	AUD	309,000	UBS	05/05/21	2,154
USD	618,572	CHF	562,000	MS	05/05/21	3,172
USD	287,728	DKK	1,770,000	SSB	05/05/21	1,567
USD	1,118,195	EUR	922,000	CITI	05/05/21	9,699
USD	1,659,581	EUR	1,379,000	RBS	05/05/21	1,647
USD	1,118,169	EUR	922,000	UBS	05/05/21	9,674
USD	725,922	GBP	521,000	CITI	05/05/21	6,395
USD	1,437,961	GBP	1,033,000	MS	05/05/21	11,337
USD	482,477	GBP	346,000	RBS	05/05/21	4,634
USD	106,907	HKD	830,000	HSBC	05/05/21	55
USD	265,409	HKD	2,060,000	UBS	05/05/21	209
USD	10,776	ILS	35,000	SSB	05/05/21	2
USD	43,118	NOK	353,000	SSB	05/05/21	711
USD	13,636	NZD	19,000	MS	05/05/21	40
USD	21,623	NZD	30,000	SSB	05/05/21	155
USD	8,697	NZD	12,000	UBS	05/05/21	109
USD	184,877	SEK	1,560,000	RBS	05/05/21	600
USD	431,642	SEK	3,622,000	SSB	05/05/21	3,787
USD	36,986	SGD	49,000	CITI	05/05/21	165
USD	91,884	SGD	122,000	SSB	05/05/21	207
JPY	92,614,000	USD	843,770	CBA	05/06/21	3,645
JPY	72,327,144,000	USD	661,654,052	JPM	05/06/21	136,999
JPY	625,886,000	USD	5,709,170	SSB	05/06/21	17,667
USD	1,227,586	JPY	132,698,000	CITI	05/06/21	13,404
USD	1,228,075	JPY	133,454,000	CSI	05/06/21	6,975
USD	1,237,437	JPY	135,185,000	JPM	05/06/21	499
USD	1,593,537	JPY	173,290,000	SSB	05/06/21	7,939
DKK	1,945,000	USD	314,541	JPM	06/03/21	61
JPY	3,328,175,000	USD	30,455,033	BNP	06/03/21	3,666
USD	188,981,892	AUD	244,621,000	BOA	06/03/21	512,077
USD	1,129,137	AUD	1,465,000	JPM	06/03/21	419
USD	2,987,405	DKK	18,447,000	BOA	06/03/21	3,616
USD	62,540,891	DKK	386,190,000	CITI	06/03/21	74,930
USD	8,127,909	EUR	6,748,000	CITI	06/03/21	10,362
USD	870,257,995	EUR	722,505,000	SSB	06/03/21	1,116,350
USD	3,306,465	GBP	2,388,000	CITI	06/03/21	8,330
USD	375,674,528	GBP	271,319,000	SSB	06/03/21	948,058
USD	529,335	HKD	4,111,000	BOA	06/03/21	48
USD	84,039,427	HKD	652,667,000	SSB	06/03/21	9,224
USD	1,629,366	HKD	12,654,000	UBS	06/03/21	177
USD	172,702	ILS	560,000	BOA	06/03/21	260
USD	8,373,952	ILS	27,153,000	CITI	06/03/21	12,700
USD	90,284	ILS	293,000	SSB	06/03/21	60
USD	16,866,555	NOK	140,129,000	BOA	06/03/21	31,436
USD	7,340	NOK	61,000	JPM	06/03/21	12
USD	6,854,269	NZD	9,554,000	CITI	06/03/21	18,172

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	78,066	NZD	109,000	JPM	06/03/21	$74
USD	97,135,904	SEK	821,150,000	SSB	06/03/21	111,948
USD	29,242,021	SGD	38,908,000	CITI	06/03/21	7,357

						3,337,291

AUD	237,967,000	USD	183,827,128	BOA	05/05/21	(508,535)
DKK	386,190,000	USD	62,514,063	CITI	05/05/21	(77,563)
EUR	722,505,000	USD	869,768,137	SSB	05/05/21	(1,120,241)
GBP	345,000	USD	477,258	CITI	05/05/21	(796)
GBP	271,319,000	USD	375,652,280	SSB	05/05/21	(947,306)
HKD	652,667,000	USD	84,032,827	SSB	05/05/21	(9,891)
ILS	27,153,000	USD	8,371,899	CITI	05/05/21	(12,820)
NOK	139,312,000	USD	16,768,148	BOA	05/05/21	(31,931)
NZD	9,554,000	USD	6,854,993	CITI	05/05/21	(18,193)
SEK	819,035,000	USD	96,862,040	SSB	05/05/21	(112,079)
SGD	38,908,000	USD	29,245,296	CITI	05/05/21	(7,773)
USD	7,057,827	AUD	9,265,000	BNP	05/05/21	(79,494)
USD	175,222,177	AUD	230,021,000	HSBC	05/05/21	(1,975,191)
USD	499,590	AUD	653,000	MS	05/05/21	(3,450)
USD	352,176	AUD	460,000	UBS	05/05/21	(2,186)
USD	241,540,443	CHF	227,133,000	MS	05/05/21	(7,174,241)
USD	129,112	DKK	802,000	BNP	05/05/21	(550)
USD	3,787,183	DKK	23,955,000	BOA	05/05/21	(85,694)
USD	117,333	DKK	732,000	HSBC	05/05/21	(1,011)
USD	160,015	DKK	1,014,000	RBS	05/05/21	(3,922)
USD	57,216,001	DKK	361,887,000	SSB	05/05/21	(1,291,360)
USD	9,836,613	EUR	8,377,000	BNP	05/05/21	(234,824)
USD	2,189,983	EUR	1,853,000	BNY	05/05/21	(37,828)
USD	1,641,712	EUR	1,377,000	HSBC	05/05/21	(13,817)
USD	840,904,460	EUR	715,044,000	SSB	05/05/21	(18,773,281)
USD	350,370,175	GBP	253,924,000	BOA	05/05/21	(311,442)
USD	2,684,307	GBP	1,947,000	CITI	05/05/21	(4,596)
USD	1,431,178	GBP	1,040,000	MS	05/05/21	(5,113)
USD	59,114	GBP	43,000	RBS	05/05/21	(271)
USD	21,043,650	GBP	15,251,000	SSB	05/05/21	(18,736)
USD	81,731,504	HKD	635,366,000	BNP	05/05/21	(64,139)
USD	13,122	HKD	102,000	CBA	05/05/21	(9)
USD	1,343,724	HKD	10,446,000	JPM	05/05/21	(1,072)
USD	1,346,744	HKD	10,469,000	UBS	05/05/21	(1,012)
USD	7,437,914	ILS	24,797,000	BNP	05/05/21	(195,869)
USD	710,895	ILS	2,370,000	CITI	05/05/21	(18,712)
USD	16,159	ILS	53,000	HSBC	05/05/21	(157)
USD	64,077	ILS	210,000	SSB	05/05/21	(572)
USD	1,237,501	NOK	10,564,000	BOA	05/05/21	(31,603)
USD	31,149	NOK	261,000	MS	05/05/21	(206)
USD	15,191,808	NOK	129,671,000	SSB	05/05/21	(386,189)
USD	1,406	NZD	2,000	BNP	05/05/21	(25)
USD	402,657	NZD	575,000	BOA	05/05/21	(8,811)
USD	16,943	NZD	24,000	HSBC	05/05/21	(232)
USD	6,282,893	NZD	8,972,000	SSB	05/05/21	(137,430)

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	12,702	NZD	18,000	UBS	05/05/21	$(179)
USD	9,929,951	SEK	86,532,000	BOA	05/05/21	(291,794)
USD	15,284	SEK	131,000	HSBC	05/05/21	(191)
USD	82,711,044	SEK	720,738,000	JPM	05/05/21	(2,427,410)
USD	1,519,172	SEK	13,250,000	MS	05/05/21	(46,008)
USD	183,222	SEK	1,563,000	SSB	05/05/21	(1,411)
USD	4,474	SGD	6,000	HSBC	05/05/21	(35)
USD	2,731,002	SGD	3,670,000	JPM	05/05/21	(26,829)
USD	73,792	SGD	99,000	MS	05/05/21	(602)
USD	213,315	SGD	287,000	RBS	05/05/21	(2,352)
USD	26,095,183	SGD	35,066,000	SSB	05/05/21	(255,258)
USD	102,223	JPY	11,181,000	BSCH	05/06/21	(83)
USD	609,669,936	JPY	67,346,214,000	HSBC	05/06/21	(6,545,765)
USD	46,296,264	JPY	5,113,622,000	SSB	05/06/21	(493,214)
CHF	3,296,000	USD	3,616,642	MS	06/03/21	(4,760)
NZD	4,000	USD	2,870	CITI	06/03/21	(8)
SEK	6,256,000	USD	740,061	BOA	06/03/21	(875)
SGD	209,000	USD	157,085	BOA	06/03/21	(47)
USD	247,721,115	CHF	226,079,000	MS	06/03/21	(24,815)
USD	108,254	EUR	90,000	UBS	06/03/21	(12)
USD	1,699,577	GBP	1,231,000	CITI	06/03/21	(593)
USD	661,262,308	JPY	72,265,140,000	JPM	06/03/21	(91,766)
USD	81,147	SGD	108,000	SSB	06/03/21	(2)

						(43,924,182)

	Net unrealized depreciation					$(40,586,891)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,627,417,080	$—	$—	$2,627,417,080

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,337,291	$—	$3,337,291
Liabilities
Forward Foreign Currency Exchange Contracts	—	(43,924,182)	—	(43,924,182)

	$—	$(40,586,891)	$—	$(40,586,891)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

BSCH	Banco Santander Central Hispano

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE ETF

Counterparty Abbreviations (continued)

CSI	Credit Suisse International

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TNTC	The Northern Trust Company

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

5